CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF PURCHASE AND OUTSTANDING PAYABLE BALANCES
	2024		2023		2022
	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable
	%	$’000%		$’000%		$’000

Vendor A	11.3	303	19.5	149	15.8	97